Income taxes (Details 2) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Canadian non-capital loss carry forwards	$ 44,061	$ 52,264
US net operating losses	4,306	3,939
Property, plant and equipment	0	27
Unclaimed research and development expenses	15,824	15,571
Non-refundable research and development credits	19,489	0
Other	1,343	61
Lease liabilities	2,727	0
Total	$ 87,750	$ 71,862